Financial instruments - Currency Risk Exposure (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	$ 13,510	$ 16,142
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	23,519	19,113
Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	29,185	6,443
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	33,918	29,355
Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	781	738
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	20,046	22,095
Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	11,469	(10,490)
CAD
Disclosure of detailed information about financial instruments [line items]
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(163)	(84)
CAD | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	3,039	3,336
CAD | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	13,769	1,781
CAD | Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	10,252	1,935
CAD | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	12,952	10,615
CAD | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	275	231
CAD | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	10,154	11,805
CAD | Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	3,679	(15,599)
EUR
Disclosure of detailed information about financial instruments [line items]
Impact of 1% Strengthening in the closing exchange rate on loss before tax	246	(58)
EUR | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	4,446	5,828
EUR | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	4,823	9,004
EUR | Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	5,734	0
EUR | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	9,747	8,948
EUR | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	224	267
EUR | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	2,971	3,258
EUR | Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	2,061	2,359
AUD
Disclosure of detailed information about financial instruments [line items]
Impact of 1% Strengthening in the closing exchange rate on loss before tax	138	161
AUD | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,375	2,078
AUD | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,403	3,915
AUD | Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	6,958	4,284
AUD | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	3,454	3,604
AUD | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	67	68
AUD | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,484	1,870
AUD | Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	4,731	4,735
GBP
Disclosure of detailed information about financial instruments [line items]
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(89)	111
GBP | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,638	1,907
GBP | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,841	1,456
GBP | Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	5,620	224
GBP | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	2,208	1,561
GBP | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	174	119
GBP | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	3,033	4,085
GBP | Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	3,684	(2,178)
NZD
Disclosure of detailed information about financial instruments [line items]
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(160)	(152)
NZD | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	2,088	1,302
NZD | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	769	9
NZD | Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	621	0
NZD | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	2,299	2,583
NZD | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	0	0
NZD | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	1,456	211
NZD | Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	(277)	(1,483)
Other
Disclosure of detailed information about financial instruments [line items]
Impact of 1% Strengthening in the closing exchange rate on loss before tax	(125)	15
Other | Cash and cash equivalents and restricted cash
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	924	1,691
Other | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	914	2,948
Other | Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	0	0
Other | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	3,258	2,044
Other | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	41	53
Other | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	948	866
Other | Net financial position exposure
Disclosure of detailed information about financial instruments [line items]
Net financial position exposure	$ (2,409)	$ 1,676